Share-Based Compensation - Summary of Employee Option Activity (Details) - 2010 Plan ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) $ / shares shares	Dec. 31, 2018 $ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options Outstanding, Beginning balance | shares	306,266,366
Options Outstanding, Granted | shares	112,846,527
Options Outstanding, Forfeited | shares	(13,474,664)
Options Outstanding, Exercised | shares	(25,059,198)
Options Outstanding, Ending balance | shares	380,579,031
Options Outstanding, Vested and expected to vest | shares	382,422,243
Options Outstanding, Exercisable | shares	184,247,256
Weighted Average Exercise Price, Beginning balance | $ / shares	$ 0.45
Weighted Average Exercise Price, Granted | $ / shares	0.51
Weighted Average Exercise Price, Forfeited | $ / shares	0.51
Weighted Average Exercise Price, Exercised | $ / shares	0.42
Weighted Average Exercise Price, Ending balance | $ / shares	$ 0.47
Weighted Average Exercise Price, Vested and expected to vest | $ / shares		$ 0.46
Weighted Average Exercise Price, Exercisable | $ / shares		$ 0.42
Weighted Average Remaining Contractual Life, Outstanding	9 years 1 month 6 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	7 years 1 month 20 days
Weighted Average Remaining Contractual Life, Exercisable	5 years 10 months 17 days
Aggregate Intrinsic Value, Outstanding | ¥	$ 630,117
Aggregate Intrinsic Value, Vested and expected to vest | ¥	635,384
Aggregate Intrinsic Value, Exercisable | ¥	$ 313,551